Leases (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Leases [abstract]
Right-of-use assets	$ 31,866
Lease liabilities
Current	32,879
Non-current	868
Total	$ 33,747